Variable interest entity ("VIE")	12 Months Ended
Jun. 30, 2021
Variable interest entity (VIE)
Variable interest entity ("VIE")

Note 3 – Variable interest entity (“VIE”)

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Xiangtai WFOE is deemed to have a controlling financial interest and be the primary beneficiary of CQ Penglin and JMC because it has both of the following characteristics:

(1)	The power to direct activities at CQ Penglin and JMC that most significantly impact such entity’s economic performance, and
(2)	The obligation to absorb losses of, and the right to receive benefits from CQ Penglin and JMC that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, CQ Penglin pays service fees equal to all of its net income to Xiangtai WFOE and JMC pays service fees equal to 51% of its net income to Xiangtai WFOE. At the same time, Xiangtai WFOE is obligated to absorb all of CQ Penglin’s losses and to absorb 51% of JMC's losses. The Contractual Arrangements are designed so that CQ Penglin and JMC operate for the benefit of Xiangtai WFOE and ultimately, the Company. Accordingly, the accounts of CQ Penglin and JMC are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amount of VIE’s consolidated assets and liabilities are as follows:

	June 30, 2021	June 30, 2020

Current assets	$31,673,532	$48,347,542
Property and equipment, net	4,395	10,121
Other noncurrent assets	7,017,153	4,951,796
Total assets	38,695,080	53,309,459
Total liabilities	(65,059,893)	(42,919,217)
Net assets	$(26,364,813)	$10,390,242

	June 30, 2021	June 30, 2020

Current liabilities:
Short-term loans - banks	$782,073	$1,245,489
Accounts payable	9,966,193	5,727,718
Other payables and accrued liabilities	21,768	17,007
Other payables - related parties	1,483,634	2,879,867
Customer deposits	4,309,819	1,159,902
Customer deposits - related party	5,958	—
Taxes payable	1,034,421	399,276
Current liabilities of discontinued operations	21,759,683	28,120,679
Total current liabilities	39,363,549	39,549,938

Other liabilities:
Other liabilities of discontinued operations	25,696,344	3,369,279
Total other liabilities	25,696,344	3,369,279

Total liabilities	$65,059,893	$42,919,217

The summarized operating results of the VIE’s are as follows:

	For the year ended	For the year ended	For the year ended
	June 30, 2021	June 30, 2020	June 30, 2019

Operating revenues	$80,498,435	$24,248,765	$—
Gross profit	$2,997,018	$2,029,237	$—
(Loss) income from operations	$(3,872,881)	$1,242,103	$—
Net (loss) income from continuing operations	$(3,007,036)	$974,302	$—
Net (loss) income from discontinued operations	(33,789,915)	—	5,333,912
Net (loss) income	(36,796,951)	974,302	5,333,912
Less: net (loss) income attributable to non-controlling interest	(1,473,448)	477,409	—
Net (loss) income attributable to Xiangtai Cayman	$(35,323,503)	$496,893	$5,333,912